ACCOUNTS RECEIVEABLE, NET (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVEABLE, NET
Schedule of reconciliation of the changes in our allowance for doubtful accounts

	Year ended December 31,
	2020	2019
Beginning allowance for doubtful accounts	$1,345	$1,260
Provision	177	2,651
Write-offs, net of recoveries	(409)	(2,488)
Mustang disposal	—	(78)
Ending allowance for doubtful accounts	$1,113	$1,345